Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 279,200,939.00
Previously Paid Amount	0.00
Total Fee Amount	38,557.65
Total Offset Amount	0.00
Net Fee	$ 38,557.65
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A